SHARE CAPITAL (Schedule of Summary of RSUs) (Details	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Number of shares
Balance, April 1, 2020 | shares	677,374
Granted | shares	1,021,500	850,500
Cancelled | shares	(77,166)	(31,750)
Distributed | shares	(372,372)	(141,376)
Balance, March 31, 2021 | shares	1,249,336	677,374
Weighted average grant date closing price per share (in CAD)
Balance, April 1, 2020 | $ / shares	$ 4.94
Granted | $ / shares	6.68	4.94
Cancelled | $ / shares	5.82	4.94
Distributed | $ / shares	5.05	4.94
Balance, March 31, 2021 | $ / shares	$ 6.28	$ 4.94